Loan Payables (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Loan Payables [Abstract]
Schedule of Company’s Loans

A summary of the Company’s loans is listed as follows:

Lender	Due date	July 31, 2023	April 30, 2023
American First National Bank	March 2, 2024	$227,166	$307,798
U.S. Small Business Administration	June 15, 2050	2,603,544	2,624,329
Total loan payables		2,830,710	2,932,127
Current portion of loan payables		(285,489)	(370,828)
Non-current loan payables		$2,545,221	$2,561,299
A summary of the Company’s loans is listed as follows:
Lender	Due date	April 30, 2023	April 30, 2022
American First National Bank	March 2, 2024	$307,798	$645,157
U.S. Small Business Administration	June 15, 2050	2,624,329	2,649,700
Total loan payables		2,932,127	3,294,857
Current portion of loan payables		(370,828)	(498,252)
Non-current loan payables		$2,561,299	$2,796,605

Schedule of Small Business Administration

U.S. Small Business Administration (the “SBA”)

Borrower	Due date	July 31, 2023	April 30, 2023
Maison Monrovia	June 15, 2050	$147,419	$148,574
Maison San Gabriel	June 15, 2050	1,965,117	1,980,725
Maison El Monte	June 15, 2050	491,007	495,030
Total SBA loan payables		$2,603,544	$2,624,329
U.S. Small Business Administration (the “SBA”)
Borrower	Due date	April 30, 2023	April 30, 2022
Maison Monrovia	June 15, 2050	$148,574	$149,900
Maison San Gabriel	June 15, 2050	1,980,725	1,999,900
Maison El Monte	June 15, 2050	495,030	499,900
Total SBA loan payables		$2,624,329	$2,649,700

Schedule of Future Minimum Principal Amount of Loan Payments
Year Ending April 30,	Amount
2024	$58,323
2025	65,626
2026	67,792
2027	70,041
2028	72,376
Thereafter	2,269,386
Total	$2,603,544
As of April 30, 2023, the future minimum principal amount of loan payments to be paid by year are as follows:
Year Ending April 30,	Amount
2024	$63,030
2025	65,097
2026	67,243
2027	69,471
2028	71,784
Thereafter	2,287,704
Total	$2,624,329